Nature of Business and Basis of Presentation (Details) - shares	Apr. 14, 2008	Dec. 31, 2015
Nature of Business (Textual)
Shares issued by RFID, Ltd. pursuant to a share exchange agreement	1,256,958
Percentage of stock of owned by RFID	100.00%	20.00%